Business acquisitions and combinations (Narrative) (Details) $ in Millions, $ in Millions					12 Months Ended
	Mar. 01, 2025 CAD ($)	Dec. 06, 2023 CAD ($) mi	Dec. 06, 2023 USD ($) mi	Nov. 01, 2023 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jan. 13, 2025 CAD ($)
Business Combination [Line Items]
Investments accounted for under the equity method					$ 73	$ 389		$ 320
Cash, net of cash acquired					$ 0	$ 0	$ 390
Iowa Northern Railway Company
Business Combination [Line Items]
Amount of route miles acquired | mi		175	175
Payments for acquired business		$ 312	$ 230
Date fair value	$ 344
Remeasurement gain	24
Properties	426
Deferred income tax liabilities	$ 90
Cape Breton & Central Nova Scotia Railway
Business Combination [Line Items]
Cash, net of cash acquired				$ 78
Properties				101
Deferred income tax liabilities				$ 18